Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Changes in goodwill [abstract]
Summary of key assumptions used for assessing the recoverable amount of goodwill

	2022	2021

Gold price ($/oz)	$1,725 - $1,600	$1,800 - $1,550
Discount rate	6% - 7%	5% - 6%